Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Summary of Capital and Reserves - Reconciliation of Movement in Total Equity	(a) Share capital

	Ordinary shares of 25p each Number of shares	£m
Allotted and fully paid
1 January 2025	2,342,825,304	585
Changes during the year
– share option schemes	89,960	—
– shares bought back and cancelled	(30,460,763)	(8)
31 December 2025	2,312,454,501	577
Allotted and fully paid
1 January 2024	2,456,941,909	614
Changes during the year
– share option schemes	275,824	—
– shares bought back and cancelled	(27,392,429)	(7)
– treasury shares cancelled	(87,000,000)	(22)
31 December 2024	2,342,825,304	585
Allotted and fully paid
1 January 2023	2,456,867,420	614
Changes during the year
– share option schemes	74,489	—
31 December 2023	2,456,941,909	614

Summary of Composition of Share Premium Account, Capital Redemption Reserves and Merger Reserves	(b) Share premium account, capital redemption reserves and merger reserves comprise:

	Share premium account £m	Capital redemption reserves £m	Merger reserves £m	Total £m
31 December 2025	123	138	26,414	26,675
31 December 2024	121	130	26,414	26,665
31 December 2023	115	101	26,414	26,630

Summary of Movements in Other Reserves and Retained Earnings	(c) Equity attributed to owners of the parent − movements in other reserves and retained earnings (which are after deducting treasury shares)
comprise:

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2025	(1,615)	(84)	45	179	573	(902)	(4,408)	26,018
Comprehensive income and expense
Profit for the year	—	—	—	—	—	—	—	7,764
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	(3,310)					(3,310)
– reclassified and reported in profit for the year	2					2
– net investment hedges − net fair value gains on derivatives	151	—	—	—	—	151	—	—
–net investment hedges − differences on exchange on borrowings	(20)	—	—	—	—	(20)	—	—
Cash flow hedges
– net fair value gains	—	3	—	—	—	3	—	—
– reclassified and reported in profit for the year	—	16	—	—	—	16	—	—
–tax on net fair value gains in respect of cash flow hedges (note 10(f))	—	(13)	—	—	—	(13)	—	—
Investments held at fair value
– net fair value losses	—	—	(2)	—	—	(2)	—	—
–reclassified and reported in retained earnings	—	—	(4)	—	—	(4)	—	4
Associates
− share of OCI, net of tax (note 9)	(134)	1	—	—	—	(133)	—	—
− differences on exchange reclassified to profit or loss (note 9)	47	—	—	—	—	47	—	—
Retirement benefit schemes
– net actuarial losses (note 15)	—	—	—	—	—	—	—	(10)
– surplus recognition (note 15)	—	—	—	—	—	—	—	(66)
Associates − share of OCI, net of tax (note 9)	—	—	(4)	—	—	(4)	—	—
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	21	—	—	—	21	—	—
Employee share options
– value of employee services	—	—	—	—	—	—	—	83
– treasury shares used for share option schemes	—	—	—	—	—	—	9	(9)
Dividends and other appropriations
– ordinary shares	—	—	—	—	—	—	—	(5,240)
Purchase of own shares
– held in employee share ownership trusts	—	—	—	—	—	—	(61)	—
– share buy-back programme	—	—	—	—	—	—	—	(1,114)
Perpetual hybrid bonds
– coupons paid	—	—	—	—	—	—	—	(55)
– tax on coupons paid	—	—	—	—	—	—	—	14
– redemption of perpetual hybrid bonds, net of costs	—	—	—	—	—	—	—	(31)
– reclassification of issuance costs. net of tax	—	—	—	—	—	—	—	(8)
Non-controlling interests – acquisitions (note 27(c))	—	—	—	—	—	—	—	(15)
Other movements	—	—	—	—	—	—	77	(23)
31 December 2025	(4,879)	(56)	35	179	573	(4,148)	(4,383)	27,312

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2024	(1,470)	(194)	18	179	573	(894)	(7,096)	31,627
Comprehensive income and expense
Profit for the year	—	—	—	—	—	—	—	3,068
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	(193)	—	—	—	—	(193)	—	—
– reclassified and reported in profit for the year	—	—	—	—	—	—	—	—
–net investment hedges – net fair value gains on derivatives	20	—	—	—	—	20	—	—
–net investment hedges – differences on exchange on borrowings	17	—	—	—	—	17	—	—
Cash flow hedges
– net fair value gains	—	65	—	—	—	65	—	—
– reclassified and reported in profit for the year	—	36	—	—	—	36	—	—
–tax on net fair value gains in respect of cash flow hedges (note 10(f))	—	(23)	—	—	—	(23)	—	—
Investments held at fair value
– net fair value losses	—	—	(6)	—	—	(6)	—	—
Associates
− share of OCI, net of tax (note 9)	(32)	19	—	—	—	(13)	—	—
− differences on exchange reclassified to profit or loss (note 9)	43	—	—	—	—	43	—	—
Retirement benefit schemes
– net actuarial losses (note 15)	—	—	—	—	—	—	—	(19)
– surplus recognition (note 15)	—	—	—	—	—	—	—	(14)
–tax on actuarial gains in respect of subsidiaries (note 10(f))	—	—	—	—	—	—	—	(1)
Associates − share of OCI, net of tax (note 9)	—	—	33	—	—	33	—	—
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	13	—	—	—	13	—	—
Employee share options
– value of employee services	—	—	—	—	—	—	—	70
– treasury shares used for share option schemes	—	—	—	—	—	—	8	(8)
Dividends and other appropriations
– ordinary shares	—	—	—	—	—	—	—	(5,209)
Purchase of own shares
– held in employee share ownership trusts	—	—	—	—	—	—	(94)	—
– share buy-back programme	—	—	—	—	—	—	—	(698)
Treasury shares cancelled	—	—	—	—	—	—	2,685	(2,685)
Perpetual hybrid bonds
– coupons paid	—	—	—	—	—	—	—	(56)
– tax on coupons paid	—	—	—	—	—	—	—	14
Reclassification of equity in respect of assets classified as held-for-sale	—	—	—	—	—	—	—	—
Other movements	—	—	—	—	—	—	89	(71)
31 December 2024	(1,615)	(84)	45	179	573	(902)	(4,408)	26,018

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2023	2,200	(327)	30	179	573	2,655	(7,116)	51,197
Comprehensive income and expense
Loss for the year	—	—	—	—	—	—	—	(14,367)
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	(4,007)	—	—	—	—	(4,007)	—	—
– reclassified and reported in profit for the year	552	—	—	—	—	552	—	—
–net investment hedges – net fair value loss on derivatives	236	—	—	—	—	236	—	—
–net investment hedges – differences on exchange on borrowings	9	—	—	—	—	9	—	—
Cash flow hedges
– net fair value gains	—	59	—	—	—	59	—	—
– reclassified and reported in profit for the year	—	12	—	—	—	12	—	—
–tax on net fair value gains in respect of cash flow hedges (note 10(f))	—	(23)	—	—	—	(23)	—	—
Investments held at fair value
– net fair value gains	—	—	(6)	—	—	(6)	—	—
Associates – share of OCI, net of tax (note 9)	(165)	58	—	—	—	(107)	—	—
Retirement benefit schemes
– net actuarial gains (note 15)	—	—	—	—	—	—	—	(106)
– surplus recognition (note 15)	—	—	—	—	—	—	—	24
–tax on actuarial gains in respect of subsidiaries (note 10(f))	—	—	—	—	—	—	—	30
Associates – share of OCI, net of tax (note 9)	—	—	(6)	—	—	(6)	—	1
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	27	—	—	—	27	—	—
Employee share options
–value of employee services	—	—	—	—	—	—	—	71
–treasury shares used for share option schemes	—	—	—	—	—	—	14	(14)
Dividends and other appropriations
–ordinary shares	—	—	—	—	—	—	—	(5,071)
Purchase of own shares
–held in employee share ownership trusts	—	—	—	—	—	—	(110)	—
– share buy-back programme	—	—	—	—	—	—	—	—
Perpetual hybrid bonds
– coupons paid	—	—	—	—	—	—	—	(58)
– tax on coupons paid	—	—	—	—	—	—	—	14
Non-controlling interests − acquisitions (note 27(c))	—	—	—	—	—	—	—	—
Reclassification of equity in respect of assets classified as held-for-sale	(295)	—	—	—	—	(295)	—	—
Other movements	—	—	—	—	—	—	116	(94)
31 December 2023	(1,470)	(194)	18	179	573	(894)	(7,096)	31,627